Schedule of other payables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Deferred interest income	$ 11,354	$ 10,752
Professional fee	330,465	233,756
Insurance services	78,880	290,809
Secretary services	110	5,490
Vessel related expenses	155,542	312,836
Others	826,093	649,322
Total other payables	$ 1,402,444	$ 1,502,965